Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 5 – Cash and Cash Equivalents

	As at December 31,
	2023	2022
	$ Thousands
Cash and cash equivalents in banks	537,478	361,580
Time deposits	159,360	173,591
	696,838	535,171

The Group held cash and cash equivalents which are of investment grade based on Standard and Poor’s Ratings.